Distribution of Profits (Details) - PRC - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Distribution of profits
Minimum percentage of after-tax profit transferred by subsidiaries and VIEs to fund a statutory reserve	10.00%
Threshold percentage of after-tax income required to be appropriated towards reserve until the reserve balance reaches a specified percentage of the registered capital	50.00%
Reserve fund	$ 9,092,951	$ 8,776,513
Restricted net assets	34,881,491
VIEs
Distribution of profits
Restricted net assets of subsidiaries and VIEs attributed to general reserve and registered capital	$ 8,560,025